SHARE-BASED PAYMENTS - Black-scholes (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Y	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 USD ($) Y	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 Y	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement
Stock options life | Y			5		5
Stock options
Disclosure of terms and conditions of share-based payment arrangement
Grant date fair value		$ 1.4		$ 4.1		$ 1,000,000.0	$ 3,100,000
Expected volatility, share options granted	50.00%		46.00%
Stock options life | Y	5		3
Risk free interest rate of share options granted	3.00%		2.90%
Dividends | $	$ 0		$ 0
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date | $ / shares		$ 6.58		$ 3.71
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date | $ / shares		$ 6.07		$ 5.98